                 OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
                 Supplement dated January 2, 2003 to the
                  Statement of Additional Information
                           dated November 27, 2002

The Statement of Additional Information is changed as follows:

1.   The supplement dated January 1, 2003 is hereby withdrawn.

2.   Effective  December 31, 2002,  Mr. Leon Levy resigned as a Trustee of the
     Fund and Mr.  Clayton  Yeutter  was  elected  as  Chairman  of the Board, effective  January  1,  2003.  Therefore,  the  Statement  of  Additional
     Information  is revised by deleting the biography for Mr. Levy on page 32 and by adding the  following  to Mr.  Yeutter's  biography:  "Chairman of the Board of Trustees."

3.   In the  Trustee  compensation  table on page 37, the title of  "Chairman"
     after Mr.  Levy's  name is deleted and the title of  "Chairman"  is added after Mr.  Yeutter's name. In addition,  the following  footnote is added following Mr. Levy's name and following Mr. Yeutter's name:

        4Effective   January  1,  2003,   Clayton   Yeutter   became
         Chairman  of the  Board of  Trustees  of the  Board I Funds
         upon the retirement of Leon Levy.

January 2, 2003                                       740PX014